Acquisitions and disposals (Tables)	12 Months Ended
Mar. 31, 2021
Disclosure of detailed information about business combination [line items]
Summary of other transactions with non-controlling shareholders in subsidiaries

	2021	2020
	€m	€m
Cash consideration received/(paid)
Vantage Towers IPO	2,000	—
Vantage Towers Greece	(288)	—
Other	(49)	(160)
	1,663	(160)

Schedule of aggregate cash consideration in respect of purchase or disposal of subsidiaries, net of cash

	2021	2020
	€m	€m
Cash consideration paid
European Liberty Global Assets	0	10,313
Other acquisitions during the year	138	108
Net cash acquired	(2)	(126)
	136	10,295

	2021	2020
	€m	€m
Cash consideration received
Vodafone New Zealand	(37)	2,023
Tower infrastructure in Italy	192	2,140
Vodafone Malta	0	242
Other disposals during the period	3	35
Net cash disposed	(1)	(13)
	157	4,427

Schedule of purchase price allocation

Fair value
€m
Net assets acquired
Identifiable intangible assets[1]	5,818
Property, plant and equipment[2]	4,737
Inventory	2
Trade and other receivables	856
Other investments	2
Cash and cash equivalents	109
Current and deferred taxation	(1,904)
Short and long-term borrowings	(9,527)
Trade and other payables	(1,066)
Post employment benefits	(40)
Provisions	(178)
Net identifiable liabilities acquired	(1,191)
Goodwill[3]	11,504
Total consideration[4]	10,313

Notes:

1	Identifiable intangible assets of €5,818 million consisted of customer relationships of €5,569 million, brand of €71 million and software of €178 million.
2	Includes Right-of-use assets.
3	The goodwill is attributable to future profits expected to be generated from new customers and the synergies expected to arise after the Group’s acquisition of the businesses.
4	Transaction costs of €46 million were charged to Other income and expense in the consolidated income statement in the year ended 31 March 2020.

Schedule of net assets disposed and the resulting net gain on disposal

€m
Goodwill	(243)
Other intangible assets	(155)
Property, plant and equipment[1]	(783)
Inventory	(29)
Trade and other receivables	(244)
Investments in associates and joint ventures	(4)
Current and deferred taxation	(11)
Short and long-term borrowings	215
Trade and other payables	261
Provisions	35
Net assets disposed	(958)
Net cash proceeds arising from the transaction	2,023
Other effects[2]	13
Net gain on transaction[3]	1,078

Notes:

1	Includes Right-of-use assets.
2	Includes €59 million of recycled foreign exchange losses.

Recorded within Other income and expense in the consolidated income statement.

Infrastructure Wireless Italiane S.P.A. Discontinued Operations
Disclosure of detailed information about business combination [line items]
Schedule of net assets disposed and the resulting net gain on disposal

€m
Goodwill	(1,320)
Property, plant and equipment[1]	(548)
Trade and other receivables	(164)
Current and deferred taxation	44
Short and long-term borrowings	270
Trade and other payables	79
Provisions	40
Net assets contributed into INWIT	(1,599)
Fair value of investment in INWIT[2]	3,559
Net cash proceeds arising from the transaction	2,140
Restriction of gain (note 20)	(744)
Net gain on formation[3]	3,356

Notes:

1	Includes Right-of-use assets.
2

The fair value of €3,559 million comprises an investment of €3,345 million recorded within Investments in associates and joint arrangements (note 12) and a dividend receivable of €214 million, recorded within Other receivables (note 14).

3	Recorded within Other income and expense in the consolidated income statement.